Warrant Liability - Schedule of Warrant liability (Details) - CAD ($)	Dec. 31, 2024	Sep. 30, 2024	Dec. 20, 2023
Warrant Liability - Schedule of Warrant liability (Details) [Line Items]
Number of warrant	17,465,750	17,465,750
Warrant liability	$ 2,513,147	$ 629,506	$ 1,746,575
Public and Private Warrants [Member]
Warrant Liability - Schedule of Warrant liability (Details) [Line Items]
Number of warrant	16,049,080	16,049,080
Warrant liability	$ 2,309,302	$ 578,446
Vesting Sponsor Warrants [Member]
Warrant Liability - Schedule of Warrant liability (Details) [Line Items]
Number of warrant	1,416,670	1,416,670
Warrant liability	$ 203,845	$ 51,060